Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital commitments		$ 131,440,422	$ 125,765,480	$ 128,883,425
Chile operating segment [Member]
Capital commitments		78,887,075	80,866,369	53,809,780
International Business operating segment [Member]
Capital commitments		32,756,828	32,312,751	39,592,739
Wines operating segment [Member]
Capital commitments		16,961,638	10,948,212	14,767,858
Other [Member]
Capital commitments	[1]	$ 2,834,881	$ 1,638,148	$ 20,713,048

[1]	Others includes the capital investments corresponding to the Corporate Support Units.